SHAREHOLDERS EQUITY (Details) - shares		3 Months Ended
	Apr. 07, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of shares selling		10,152,284	0	0
Total [Member]
Common stock shares issued	10,000,000
Number of shares selling		117,000,000
Number of shares selling percentage		100.00%
Chinaone Technology Limited [Member]
Common stock shares issued	1,667,000
Number of shares selling		19,211,400
Number of shares selling percentage		16.42%
Boao Biotech Limited [Member]
Common stock shares issued	2,167,000
Number of shares selling		24,967,800
Number of shares selling percentage		21.34%
FLYDRAGON INTERNATIONAL LIMITED [Member]
Common stock shares issued	3,466,000
Number of shares selling		39,943,800
Number of shares selling percentage		34.14%
Focus Draw Group Limited [Member]
Common stock shares issued	1,200,000
Number of shares selling		13,829,400
Number of shares selling percentage		11.82%
Focusone Technology Group Limited [Member]
Common stock shares issued	1,000,000
Number of shares selling		11,524,500
Number of shares selling percentage		9.85%
Dragoncloud Technology Limited [Member]
Common stock shares issued	500,000
Number of shares selling		5,768,100
Number of shares selling percentage		4.93%
Cheung Ho Shun [Member]
Number of shares selling		1,755,000
Number of shares selling percentage		1.50%